Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

6. Segment information

We currently operate as a single operating segment.

GEOGRAPHICAL INFORMATION

In 2022, 2023 and 2024, our continuing operations were mainly located in Belgium, France, the Netherlands, Switzerland and United States. The revenues from our collaboration partner Gilead represented 87% of our total net revenues from continuing operations in 2024 (nearly 100% in 2023, 99.9% in 2022). The remaining 13% of the net revenues in 2024 consisted of supply revenues of Jyseleca® products to Alfasigma (Italy). The revenues in the entity’s country of domicile are not material.

Following table summarizes the net revenues by destination of customer:

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
United States of America	€266,588	€665,174	€414,129
Europe	46,577	118,354	91,151
Total net revenues	€313,165	€783,528	€505,280

minus:
United States of America	€25,802	€425,466	€172,980
Europe	11,714	118,338	91,051
Total net revenues from discontinued operations	€37,516	€543,804	€264,031

United States of America	€240,786	€239,708	€241,149
Europe	34,863	16	100
Total net revenues from continuing operations	€275,649	€239,724	€241,249

On December 31, 2024, we held €357.8 million of property, plant and equipment, intangible assests and goodwill (€323.8 million in 2023; €370.4 million in 2022) distributed as follows:

	December 31,
	2024	2023	2022

	(Euro, in thousands)
Belgium	€95,686	€56,209	€72,087
France	5	1,438	20,397
The Netherlands	239,454	251,230	255,461
Switzerland	92	3,247	4,962
Spain	—	—	3,037
United States of America	22,533	11,660	12,729
Other	—	—	1,747
Total non-current assets	€357,770	€323,784	€370,420